Financial Statements of Parent Company Guarantor - Additional Information (Detail)							12 Months Ended
	Nov. 30, 2012 Senior Notes One Point Three Five Zero Percent Due Twenty Fifteen	Sep. 29, 2012 Notes One Point Eight Seven Five Percent Due Twenty Seventeen	Nov. 30, 2012 Senior Notes Two Point Six Five Zero Percent Due Twenty Nineteen	Dec. 31, 2012 Senior Notes, 5.00 Percent Due 2021	May 31, 2011 Senior Notes, 5.00 Percent Due 2021	Sep. 29, 2012 Senior Notes Three Point One Five Zero Percent Due Twenty Twenty Two	Dec. 31, 2012 Subsidiary Issuer	Dec. 31, 2012 Subsidiary Issuer Senior Notes One Point Three Five Zero Percent Due Twenty Fifteen	Dec. 31, 2012 Subsidiary Issuer Notes One Point Eight Seven Five Percent Due Twenty Seventeen	Dec. 31, 2012 Subsidiary Issuer Senior Notes Two Point Six Five Zero Percent Due Twenty Nineteen	Dec. 31, 2012 Subsidiary Issuer Senior Notes, 5.00 Percent Due 2021	Dec. 31, 2012 Subsidiary Issuer Senior Notes Three Point One Five Zero Percent Due Twenty Twenty Two
Condensed Financial Statements, Captions [Line Items]
Debt, interest rate	1.35%	1.875%	2.65%	5.00%		3.15%		1.35%	1.875%	2.65%	5.00%	3.15%
Debt, maturity year	2015	2017	2019	2021	2021	2022		2015	2017	2019	2021	2022
Ownership percentage							100.00%